OTHER PROVISIONS (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016
OTHER PROVISIONS
Provisions, current	$ 949	$ 1,158
Other provision
OTHER PROVISIONS
Balance at the beginning of the period	3,316
Changes in estimates	(1,031)
Settlements	(612)
Unwinding of discount	37
Balance at end of period	$ 1,710	$ 3,316
Third-party refracture | Schlumberger
OTHER PROVISIONS
Number of Eagle Ford wells to be refractured | item		5
Term of the agreement			5 years